Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,613,331.68
Previously Paid Amount	0.00
Total Fee Amount	1,465.70
Total Offset Amount	0.00
Net Fee	$ 1,465.70
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A